SUPPLEMENT DATED MAY 4, 2005            PRO-003-0405
                              TO THE PROSPECTUS OF

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                     USALLIANZ ALTERITY(R) VARIABLE ANNUITY
                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
                     USALLIANZ HIGH FIVE(R) VARIABLE ANNUITY
                    USALLIANZ HIGH FIVE(R) L VARIABLE ANNUITY
                  USALLIANZ HIGH FIVE(R) BONUS VARIABLE ANNUITY
                     USALLIANZ ADVANTAGE(R) VARIABLE ANNUITY
                    USALLIANZ OPPORTUNITY(R) VARIABLE ANNUITY
                USALLIANZ CHARTER(R) II NEW YORK VARIABLE ANNUITY
                              DATED APRIL 29, 2005
                                    ISSUED BY

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, AND ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

THE TABLE OF ANNUAL EXPENSES FOR EACH OF THE USAZ(R) FUSIONPORTFOLIOS TM IN THE TABLE OF ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION IN THE PROSPECTUS, IS REPLACED WITH THE FOLLOWING:

                                                                                           INVESTMENT               TOTAL ANNUAL
                                                                                             OPTION                  OPERATING
                                                                                            OPERATING    UNDERLYING   EXPENSES
                                                                             AMOUNT OF   EXPENSES AFTER  FUND          AFTER
                                                                            CONTRACTUAL    CONTRACTUAL   EXPENSES   CONTRACTUAL
                                      ANNUAL INVESTMENT OPTION OPERATING    FEE WAIVERS    FEE WAIVERS   AND        FEE WAIVERS
                                        EXPENSES BEFORE FEE WAIVERS OR          AND            AND       12B-1       OR EXPENSE
     VARIABLE INVESTMENT OPTION             EXPENSE REIMBURSEMENTS        REIMBURSEMENTS REIMBURSEMENTS  FEES**    REIMBURSEMENTS
     -----------------------------------------------------------------------------------------------------------------------------
                                    MANAGEMENT  RULE  OTHER     TOTAL
                                                12B-1           OPERATING
                                       FEES     FEES* EXPENSES   EXPENSES
     -----------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------
     USAZ Fusion Balanced Fund       .20%         --      .30%     .50%         .20%          .30%         1.20%        1.50%
     (1), (2), (3)
     -----------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------
     USAZ Fusion Growth Fund         .20%         --      .30%     .50%         .20%          .30%         1.20%        1.50%
     (1), (2), (3)
     -----------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------
     USAZ Fusion Moderate Fund       .20%         --      .30%     .50%         .20%          .30%         1.20%        1.50%
     (1), (2), (3)
     -----------------------------------------------------------------------------------------------------------------------------

The expense limitation of 0.35% referenced in footnote (1) to the above table is hereby corrected to 0.30%.